JPMorgan Large Cap Value Fund Expense Example - A C I Shares [Member] - JPMorgan Large Cap Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 615
Expense Example, with Redemption, 3 Years	820
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	1,679
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,643
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	$ 914